Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	HERITAGE DISTILLING HOLDING COMPANY, INC.
Entity Central Index Key	0001788230
Entity Tax Identification Number	83-4558219
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9668 Bujacich Road
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	253
Local Phone Number	509-0008
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9668 Bujacich Road
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	253
Local Phone Number	509-0008
Contact Personnel Name	Justin Stiefel